Overview and Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Customer Concentration Risk
The following customers accounted for 10% or more of the Company’s revenue for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Customer A	71%	59%	72%	51%
Customer B	*	20%	*	24%
Customer C	*	*	*	*
Customer D	*	*	*	*

*	Customer did not represent 10% or more of revenue.
The customer references of A through D may represent different customers than those reported in a previous period.

The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:

	Year Ended December 31,
	2022	2023	2024
Customer A	*	35%	62%
Customer B	*	21%	*
Customer C	*	17%	15%
Customer D	16%	*	*
Customer E	13%	*	*
Customer F	12%	*	*
Customer G	*	*	*

*	Customer did not represent 10% or more of revenue

Estimated Useful Lives of Property and Equipment
The estimated useful lives of the Company’s property and equipment are as follows:

Technology equipment	6 years
Software	3-6 years
Data center equipment	8-12 years
Furniture, fixtures, and other assets	3-5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Estimated Useful Lives of Intangible Assets	The estimated useful lives for each class of intangible assets are as follows:

Acquired technologies	3 years
Customer relationships	13 years
Trade names	5 years